Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalent
Schedule of cash and cash equivalents

	As of December 31,
(in thousands)	2022	2021
Short-term deposits	$9,965	$76,504
Current bank accounts	90,368	14,365
	$100,333	$90,869